Series B Debentures, Net of Current Maturities (Tables)	12 Months Ended
Dec. 31, 2024
Series B Debentures, Net of Current Maturities [Abstract]
Schedule of Series B Debentures, Net of Current Maturities
	December 31,
	2024	2023

Series B Debentures	$39,593	$59,389
Less: Current maturities	(19,796)	(19,796)
Less: Unamortized debt discounts and issuance costs	(5)	(50)

	$19,792	$39,543